Depreciation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Depreciation [Abstract]
Schedule of Depreciation
Amounts in US$ ‘000	2020	2019	2018
Oil and gas properties	89,344	83,276	72,130
Production facilities and machinery	16,820	16,708	17,958
Furniture, equipment and vehicles	2,317	2,096	1,579
Buildings and improvements	490	804	996
Depreciation of property, plant and equipment (a)	108,971	102,884	92,663

Related to:
Productive assets	106,164	99,984	90,088
Administrative assets	2,807	2,900	2,575
Depreciation total (a)	108,971	102,884	92,663
(a)	Depreciation without considering capitalized costs for oil stock included in Inventories nor depreciation of right-of-use assets.